Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
Employee Benefit Plan Plan Termination [Line Items]
Plan Termination
NOTE 5	PLAN TERMINATION
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, the Participants would become 100% vested in their Company contributions.